PROVISION FOR POST-EMPLOYMENT BENEFITS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Postemployment Benefits [Abstract]
Actuarial gain amount	$ 30,704		$ 549
Actuarial gain realized		$ 46,805